Multiple Foreign Currency Exchange Rates (Detail)	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2009
US $/Pound | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.588848	1.594359	1.592488	1.564049	1.601810
US $/Pound | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.585468	1.575209	1.622622	1.663547	1.530645
US $/CAD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.001101	1.003814	1.004218	0.987654	0.932749
US $/CAD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.000801	0.994827	1.011736	1.051414	0.988533
US $/NOK | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.172290	0.177876	0.177044	0.167802	0.167335
US $/NOK | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	0.182746	0.170215	0.174524	0.189675	0.169435
US $/AUD | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.030734	1.039149	1.042780	0.954370	0.867456
US $/AUD | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.042834	1.059789	1.041076	1.089160	0.930506
US $/EURO | Average Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.278707	1.382253	1.366640	1.330173	1.414793
US $/EURO | Period End Rates
Multiple foreign currency exchange rates
Foreign currency exchange rates translations	1.358387	1.305213	1.322845	1.478393	1.330170